Transactions with related parties - Omnibus Agreement - Vessel acquisitions from our Sponsor (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 21, 2015 USD ($)	Apr. 12, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 21, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Number Of Vessels Dropped Down				1		2
Preferential deemed dividend			$ 0	$ 0		$ 88,122
Principal amount due			0	35,000
Proceeds from Issuance of Long-term Debt			66,667	133,333		590,000
Debt instrument, remaining borrowing capacity			0	66,700
Amended Omnibus Agreement | Legal right to acquire Sponsor's interests in Additional Optional Vessels
Related Party Transaction [Line Items]
Percentage of ownership in entity		49.00%
LNG Carrier Capacity		172,000
Number Of Vessels		5
Vessel Type		ARC7 LNG carrier
$200 Million Term Loan Facility
Related Party Transaction [Line Items]
Proceeds from Issuance of Long-term Debt					$ 133,333
Debt instrument, remaining borrowing capacity				66,700
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Principal amount due			$ 0	$ 35,000
Dynagas Holding Ltd | Legal right to acquire Sponsor's interests in Optional Vessels
Related Party Transaction [Line Items]
Number Of Vessels			4
Arctic Aurora and Yenisei River
Related Party Transaction [Line Items]
Consideration for vessel and related time charter						492,500
Arctic Aurora and Yenisei River | Dynagas Holding Ltd
Related Party Transaction [Line Items]
Preferential deemed dividend						$ 88,122
Lena River
Related Party Transaction [Line Items]
Percentage of ownership in entity	100.00%
LNG Carrier Capacity			155,000
Consideration for vessel and related time charter					240,000
Lena River | Dynagas Holding Ltd
Related Party Transaction [Line Items]
Principal amount due	$ 35,000				$ 35,000